GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 34,911	$ 28,662
Acquisitions through business combinations	3,899	7,211
Impairment losses	(828)	(659)
Foreign currency translation and other	(2,252)	(303)
Ending balance	35,730	34,911
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	36,758	29,767
Impairment losses	0	0
Foreign currency translation and other	(2,386)	(220)
Ending balance	38,271	36,758
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(1,847)	(1,105)
Acquisitions through business combinations	0	0
Impairment losses	828	659
Foreign currency translation and other	134	(83)
Ending balance	$ (2,541)	$ (1,847)